Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Global X Funds and
Shareholders of each of the Funds listed below
In planning and performing our audits of the financial statements of Global X Aging Population
ETF, Global X AgTech & Food Innovation ETF, Global
X Artificial Intelligence & Technology ETF, Global
X Autonomous & Electric Vehicles ETF, Global X
Blockchain ETF, Global X Cannabis ETF, Global X
China Biotech Innovation ETF, Global X Clean Water
ETF, Global X CleanTech ETF, Global X Cloud
Computing ETF, Global X Cybersecurity ETF, Global X
Data Center REITs & Digital Infrastructure ETF,
Global X FinTech ETF, Global X Genomics &
Biotechnology ETF, Global X Green Building ETF,
Global X Health & Wellness ETF, Global X Hydrogen
ETF, Global X Internet of Things ETF, Global X
Metaverse ETF, Global X Millennial Consumer ETF,
Global X Robotics & Artificial Intelligence ETF,
Global X Solar ETF, Global X Telemedicine & Digital
Health ETF, Global X Thematic Growth ETF, Global X
U.S. Infrastructure Development ETF, Global X Video
Games & Esports ETF, Global X Wind Energy ETF,
Global X PropTech ETF, Global X Carbon Credits
Strategy ETF and Global X Defense Tech ETF (thirty of the series constituting Global X Funds, hereafter referred to as the "Funds") as of and for the period ended November 30, 2023 in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of November 30, 2023.

The Global X Aging Population ETF, Global X
Cannabis ETF and Global X Genomics & Biotechnology
ETF did not design or maintain effective controls to address the valuation, and associated fair value leveling disclosures, of certain fair valued investments in accordance with U.S. GAAP.
Specifically, controls were not designed or maintained to evaluate reasonably available observable inputs related to the valuation of certain securities for which trading on a recognized exchange were halted. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments are reflected in the financial statements of Global X Cannabis ETF included herein, to increase Investments, at value and Net change in unrealized appreciation (depreciation) on investments for the year ended November 30, 2023.
Additionally, this material weakness could result in a misstatement of the aforementioned account balances or disclosures that would result in a material misstatement of the annual or interim financial statements that would not be prevented or detected.

Management is in the process of implementing enhancements to the Funds' controls to remediate the material weakness described above. As part of the fair value committee meetings that occur monthly, management will perform a periodic, interim evaluation of all securities for which trading on a recognized exchange is halted to determine whether any additional reasonably observable inputs are available, and, if available, such observable inputs will be considered in the valuation of those halted securities. We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Trustees of Global X Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 8, 2024